COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 12, 2024	Oct. 02, 2023	Dec. 15, 2022	Oct. 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 28, 2022
Common stock issued, value										$ 25,000	$ 400,000
Commission payment terms	fee of 30% in cash and 5% in stock of the total funds raised
Common stock issued for services, value					$ 177,401	$ 2,280,000			$ 2,280,000	58,250	$ 218,784
Consulting Agreement | Consultant
Common stock issued, value				$ 75,000
Shares issued for compensation				50,000
Common stock issued for services, shares				100,000
Common stock per share				$ 1.50
Consulting Agreement | Consultant Two
Share increaase description		the Company share count increase from 88,572,767 share of common stock as of 9/29/2023
Common stock issued for services, shares		70,000
Common stock issued for services, value		$ 5,000
Standard Rental Booking [Member]
Commission percentage	20.00%
Share Exchange Agreement [Member]
Percentage of issued and outstanding shares of capital stock												100.00%
Mutual Venture Agreement [Member]
Contract with customer, asset owned							$ 100,000		$ 100,000	$ 100,000
Series B Convertible Preferred Stock [Member] | Share Exchange Agreement [Member]
Stock issued			500,000									1,000,000
Series B Convertible Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Shares issued for compensation								500,000		500,000
Series B Convertible Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Share Exchange Agreement [Member]
Common stock issued, value			$ 2,500,000